Short-term Borrowings - Additional Information (Details) ¥ in Thousands					6 Months Ended
	Oct. 28, 2025 USD ($)	Oct. 28, 2025 CNY (¥)	Mar. 10, 2025 USD ($)	Mar. 09, 2025	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	May 27, 2024 USD ($)	May 27, 2024 CNY (¥)	Oct. 31, 2020 USD ($)	Oct. 31, 2020 CNY (¥)
Short-Term Debt [Line Items]
Debt instrument, term					1 year
Weighted average interest rates for the outstanding short-term bank borrowings					2.73%	3.42%
Short-term borrowings					$ 6,286,145	$ 8,811,599	$ 8,811,599
Outstanding principal amount			$ 2,260,000						¥ 16,130
Percentage of accrued interest on overdue principal amount			12.00%
X-Charge Technology
Short-Term Debt [Line Items]
Percentage of accrued interest on overdue principal amount				12.00%
X-Charge Technology | Subsequent Event
Short-Term Debt [Line Items]
Repayment of outstanding principal and interest	$ 2,330,000	¥ 16,710
X-Charge Technology | Investor C
Short-Term Debt [Line Items]
Short-term borrowings								$ 2,100,000	¥ 15,000
Short-term Bank Borrowings from SPD Silicon Valley Bank
Short-Term Debt [Line Items]
Short-term borrowings										$ 1,400,000	¥ 10,000